CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net income	¥ 130,640	¥ 126,143
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	178,502	160,513
Principal payments received under net investment in leases	235,228	246,557
Provision for credit losses	8,524	1,674
Equity in net income of affiliates (excluding interest on loans)	(16,520)	(5,777)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(3,628)	(8,589)
Gains on sales of securities other than trading	(3,703)	(6,476)
Gains on sales of operating lease assets	(27,792)	(31,577)
Write-downs of long-lived assets	538	253
Write-downs of securities	16	71
Decrease in trading securities	2,324	30,377
Increase in inventories	(52,653)	(13,502)
Decrease in trade notes, accounts and other receivable	21,880	19,260
Decrease in trade notes, accounts and other payable	(36,073)	(35,647)
Increase in policy liabilities and policy account balances	100,338	90,670
Other, net	53,409	(311,048)
Net cash provided by operating activities	591,030	262,902
Cash Flows from Investing Activities:
Purchases of lease equipment	(620,344)	(443,345)
Installment loans made to customers	(659,240)	(589,094)
Principal collected on installment loans	623,770	664,246
Proceeds from sales of operating lease assets	114,989	142,067
Investment in affiliates, net	(27,328)	(18,340)
Proceeds from sales of investment in affiliates	10,179	17,766
Purchases of available-for-sale debt securities	(238,062)	(299,368)
Proceeds from sales of available-for-sale debt securities	89,928	156,589
Proceeds from redemption of available-for-sale debt securities	20,694	26,160
Purchases of equity securities other than trading	(124,599)	(39,144)
Proceeds from sales of equity securities other than trading	6,614	31,752
Purchases of property under facility operations	(37,368)	(34,678)
Acquisitions of subsidiaries, net of cash acquired	(12,966)	(30,980)
Sales of subsidiaries, net of cash disposed	5,543	(993)
Other, net	(11,686)	(23,201)
Net cash used in investing activities	(859,876)	(440,563)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	40,454	(14,943)
Proceeds from debt with maturities longer than three months	484,586	873,820
Repayment of debt with maturities longer than three months	(471,333)	(619,926)
Net decrease in deposits due to customers	(23,631)	(25,343)
Cash dividends paid to ORIX Corporation shareholders	(50,209)	(55,704)
Acquisition of treasury stock	(31,474)	(33,151)
Contribution from noncontrolling interests	1,834	2,164
Purchases of shares of subsidiaries from noncontrolling interests	(150)	(1,273)
Net decrease in call money	(20,000)	(15,000)
Other, net	(737)	(14,602)
Net cash provided by (used in) financing activities	(70,660)	96,042
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	26,828	35,828
Net decrease in Cash, Cash Equivalents and Restricted Cash	(312,678)	(45,791)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	1,366,908	1,091,812
Cash, Cash Equivalents and Restricted Cash at End of Period	¥ 1,054,230	¥ 1,046,021